Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Condensed Consolidated Statements of Comprehensive Loss [Abstract]
LOSS FOR THE PERIOD	$ (1,387)	$ (491)	$ (1,892)	$ (1,018)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS
EXCHANGE DIFFERENCES ON TRANSLATION OF FOREIGN OPERATIONS	225	(96)	(597)	111
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS
EXCHANGE DIFFERENCES ON TRANSLATION TO PRESENTATION CURRENCY	411	26	1,125	(413)
OTHER COMPREHENSIVE GAIN (LOSS) FOR THE PERIOD	636	(70)	528	(302)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(751)	(561)	(1,364)	(1,320)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD IS ATTRIBUTABLE TO:
The Parent Company shareholders	(744)	(556)	(1,344)	(1,301)
Non-controlling interests	(7)	(5)	(20)	(19)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (751)	$ (561)	$ (1,364)	$ (1,320)